Discontinued Operations (Summary Of Net Assets Held For Sale) (Details) (USD $) In Millions	Jul. 02, 2011	Jul. 03, 2010
Discontinued Operations
Trade accounts receivable	$ 173	$ 200
Inventories	84	240
Other current assets	28	51
Total current assets held for sale	285	491
Property	558	616
Trademarks and other intangibles	263	452
Goodwill	612	1,038
Deferred assets	(91)
Other noncurrent assets	49	17
Assets held for sale	1,676	2,614
Accounts payable	134	137
Accrued expenses and other current liabilities	157	303
Current maturities of long-term debt	16	20
Total current liabilities held for sale	307	460
Long-term debt	79	92
Other liabilities	194	320
Liabilities held for sale	580	872
Noncontrolling interests	$ 29	$ 28